Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax:
Current income tax charge	$ 32,934	$ 28,114	$ 19,491
Adjustment in respect of current income tax of previous year	2,225	(666)	(2,211)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(15,050)	6,642
Income tax expense reported in the income statement	20,109	34,090	31,028
Reserves relating to actuarial gains and losses	(15,018)	4,289	3,410
Income tax charged directly to other comprehensive income	(11,460)	731	9,948
Hedging Reserves [Member]
Deferred tax expense:
Reserves relating to actuarial gains and losses	3,558	(3,558)	(12,678)
Fair Value Reserves [Member]
Deferred tax expense:
Reserves relating to actuarial gains and losses			$ (680)